PRINCIPAL OPERATING SUBSIDIARIES AND JOINT OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Disclosure of interest in subsidiaries	The following table presents each of the Group’s principal operating subsidiaries and joint operations (including direct and indirect holdings), the percentage of shares of each subsidiary and joint operation owned and the country of incorporation at 31
December 2025. There are no significant restrictions on the ability of the Group’s subsidiaries or joint operations to transfer funds to AngloGold Ashanti plc in the form of cash dividends or repayment of loans or advances.

			Percentage held
For the year ended 31 December	Country of incorporation	Holding	2025	2024	2023

Principal operating subsidiaries

AngloGold Ashanti Australia Limited (1)	Australia	Indirect	100	100	100
AngloGold Ashanti (Pty) Ltd	South Africa	Direct	100	100	100
AngloGold Ashanti Holdings plc	Isle of Man	Direct	100	100	100
AngloGold Ashanti USA Incorporated	United States of America	Indirect	100	100	100
AngloGold Ashanti Córrego do Sítio Mineração S.A.	Brazil	Indirect	100	100	100
AngloGold Ashanti (Ghana) Limited (2)	Ghana	Indirect	100	100	100
AngloGold Ashanti (Iduapriem) Limited	Ghana	Indirect	100	100	100
Cerro Vanguardia S.A.	Argentina	Indirect	92.50	92.50	92.50
Geita Gold Mining Limited	Tanzania	Indirect	100	100	100
Mineração Serra Grande S.A. (3)	Brazil	Indirect	—	100	100
Société AngloGold Ashanti de Guinée S.A.	Republic of Guinea	Indirect	85	85	85
Sukari Gold Mines Company	Egypt	Indirect	50	50	—

Unincorporated joint operation

Tropicana joint operation	Australia	Indirect	70	70	70

(1)Owner of the Sunrise Dam operation and the Tropicana joint operation in Australia.
(2)Operates the Obuasi mine in Ghana.
(3)Disposed by AngloGold Ashanti in December 2025. Refer to Note 14.1.

Disclosure of joint operations	The following table presents each of the Group’s principal operating subsidiaries and joint operations (including direct and indirect holdings), the percentage of shares of each subsidiary and joint operation owned and the country of incorporation at 31
December 2025. There are no significant restrictions on the ability of the Group’s subsidiaries or joint operations to transfer funds to AngloGold Ashanti plc in the form of cash dividends or repayment of loans or advances.

			Percentage held
For the year ended 31 December	Country of incorporation	Holding	2025	2024	2023

Principal operating subsidiaries

AngloGold Ashanti Australia Limited (1)	Australia	Indirect	100	100	100
AngloGold Ashanti (Pty) Ltd	South Africa	Direct	100	100	100
AngloGold Ashanti Holdings plc	Isle of Man	Direct	100	100	100
AngloGold Ashanti USA Incorporated	United States of America	Indirect	100	100	100
AngloGold Ashanti Córrego do Sítio Mineração S.A.	Brazil	Indirect	100	100	100
AngloGold Ashanti (Ghana) Limited (2)	Ghana	Indirect	100	100	100
AngloGold Ashanti (Iduapriem) Limited	Ghana	Indirect	100	100	100
Cerro Vanguardia S.A.	Argentina	Indirect	92.50	92.50	92.50
Geita Gold Mining Limited	Tanzania	Indirect	100	100	100
Mineração Serra Grande S.A. (3)	Brazil	Indirect	—	100	100
Société AngloGold Ashanti de Guinée S.A.	Republic of Guinea	Indirect	85	85	85
Sukari Gold Mines Company	Egypt	Indirect	50	50	—

Unincorporated joint operation

Tropicana joint operation	Australia	Indirect	70	70	70

(1)Owner of the Sunrise Dam operation and the Tropicana joint operation in Australia.
(2)Operates the Obuasi mine in Ghana.
(3)Disposed by AngloGold Ashanti in December 2025. Refer to Note 14.1.

Non-controlling interest

	2025
Name	Non-controlling interest % holding	Country of incorporation
Sukari Gold Mines Company	50	Egypt
Financial information of Sukari for the year ended 31 December is provided below:

Figures in millions - US Dollars	2025	2024

Profit allocated to material non-controlling interests	482	14
Accumulated balances of material non-controlling interests	1,758	1,836

Condensed financial statements	Summarised financial information of Sukari for the year ended 31 December at 100% is as follows. The information is based on amounts including intercompany balances.

Figures in millions - US Dollars	2025	2024

Statement of profit or loss
Revenue	1,752	119
Profit for the period	964	33
Total comprehensive income for the period, net of tax	963	33
Attributable to non-controlling interests	482	14

Distributions paid to non-controlling interests	(547)	(62)

Statement of financial position as at 31 December
Non-current assets	3,319	3,558
Current assets	355	319
Non-current liabilities	(47)	(54)
Current liabilities	(233)	(245)
Total equity	3,394	3,578

Statement of cash flows for the period ended 31 December
Cash inflow from operating activities	1,318	82
Cash outflow from investing activities	(254)	(19)
Cash outflow from financing activities	(1,120)	(74)
Net decrease in cash and cash equivalents	(56)	(11)